Investment Securities (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	$ 619	$ 604
Unrealized Gains	6	3
Unrealized Losses	(8)	(16)
Fair Value	617	591
Interest in a limited partnership	1	1
Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	612	597
Unrealized Gains	6	3
Unrealized Losses	(7)	(15)
Fair Value	611	585
U.S. government and government sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	76	83
Unrealized Gains	1	0
Unrealized Losses	0	(1)
Fair Value	77	82
Obligations of states, municipalities, and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	91	88
Unrealized Gains	1	1
Unrealized Losses	0	0
Fair Value	92	89
Corporate debt
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	310	278
Unrealized Gains	4	2
Unrealized Losses	(7)	(13)
Fair Value	307	267
Residential mortgage-backed securities (“RMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	70	74
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	70	74
Commercial mortgage-backed securities (“CMBS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	47	44
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	47	44
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	18	30
Unrealized Gains	0	0
Unrealized Losses	0	(1)
Fair Value	18	29
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	6	6
Unrealized Gains	0	0
Unrealized Losses	(1)	(1)
Fair Value	5	5
Other long-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost/ Amortized Cost	1	1
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 1	$ 1